Schedule of Stock Option Activity (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares outstanding, Balance	79	93
Weighted average exercise price per share, Balance	$ 69.85	$ 73.46
Weighted average remaining contractual term, outstanding (years)		7 years 1 month 24 days	8 years 4 months 6 days
Aggregate intrinsic value, outstanding , Balance
Shares, granted
Aggregate intrinsic value, granted
Shares, released
Aggregate intrinsic value, released
Shares, cancelled/expired		(14)
Weighted average exercise price per share, Cancelled/expired		$ 89.81
Aggregate intrinsic value, cancelled/expired
Shares outstanding, Balance	79	79	93
Weighted average exercise price per share, Balance	$ 68.52	$ 69.85	$ 73.46
Aggregate intrinsic value, outstanding , Balance
Shares, exercisable	79	79
Weighted average exercise price per share, exercisable	$ 68.52	$ 69.85
Weighted average remaining contractual term, outstanding (years)	6 years 10 months 24 days	7 years 1 month 24 days
Aggregate intrinsic value, exercisable